Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
C000079046 [Member]
Account Value [Line Items]
Account Value	$ 23,185	$ 18,958	$ 18,989	$ 25,334	$ 17,544	$ 15,723	$ 15,227	$ 12,361	$ 10,676	$ 11,278	$ 10,000
C000152821 [Member]
Account Value [Line Items]
Account Value	12,487,300	10,134,172	10,077,427	13,339,272	9,164,827	8,157,471	7,831,064	6,309,661	5,409,617	5,670,818	5,000,000
C000027930 [Member]
Account Value [Line Items]
Account Value	22,757	18,532	18,488	24,554	16,931	15,126	14,572	11,786	10,142	10,674	9,425
C000027932 [Member]
Account Value [Line Items]
Account Value	22,290	18,298	18,406	24,637	17,119	15,416	14,970	12,204	10,586	11,229	10,000
C000027933 [Member]
Account Value [Line Items]
Account Value	12,367,215	10,050,414	10,005,733	13,260,832	9,121,163	8,129,350	7,816,433	6,304,162	5,410,764	5,678,713	5,000,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Account Value	33,028	25,766	25,034	25,109	17,895	15,859	15,281	13,359	11,372	11,181	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Account Value	$ 27,567	$ 22,613	$ 21,383	$ 26,305	$ 19,092	$ 16,314	$ 15,265	$ 12,891	$ 11,048	$ 11,472	$ 10,000